BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
IPG Acquisition [Member]
BUSINESS ACQUISITIONS (Tables) [Line Items]
Agregate consideration	The aggregate consideration was as follows:

Common stock payable	$1,054,000
Warrants issued with $4.50 exercise price	421,000
Warrants issued with $5.00 exercise price	412,000
$1,887,000

Business Combination, Segment Allocation [Table Text Block]
The purchase price allocation was as follows:

Intangible assets:
Customer relationship intangible	$1,000,000
Marketing-related intangibles	200,000
Non-compete agreements	500,000
Goodwill	187,000
$1,887,000

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments [Table Text Block]
The accompanying consolidated financial statements include the results of IPG from the date of acquisition, March 26, 2015. The pro forma effects of the acquisition on the results of operations as if the transaction had been completed on January 1, 2015, are as follows:

Year ended December 31,
2015 (Unaudited)
Total net revenues	$2,132,724
Net loss	(8,733,016)
Net loss per common share:
Basic and diluted	$(0.60)

Chiefton Acquisition [Member]
BUSINESS ACQUISITIONS (Tables) [Line Items]
Agregate consideration	The aggregate consideration was as follows:

Cash	$12,249
Common stock	69,400
Aggregate consideration	$81,649

Business Combination, Segment Allocation [Table Text Block]	The purchase price allocation was as follows:

Inventory	$12,249
Intangible assets – Chiefton brand and graphic designs	69,400
$81,649